Portfolio of investments—February 28, 2021 (unaudited)

		Value
Investment companies: 100.10%
Affiliated master portfolios: 100.10%
Wells Fargo C&B Large Cap Value Portfolio		$ 13,815,166
Wells Fargo Disciplined International Developed Markets Portfolio		12,112,574
Wells Fargo Diversified Large Cap Growth Portfolio		40,463,629
Wells Fargo Emerging Growth Porfolio		3,919,283
Wells Fargo Factor Enhanced International Portfolio		4,020,569
Wells Fargo Index Portfolio		40,564,019
Wells Fargo International Value Portfolio		8,198,971
Wells Fargo Large Company Value Portfolio		27,771,386
Wells Fargo Small Company Growth Portfolio		4,040,112
Wells Fargo Small Company Value Portfolio		8,457,911
Total Investment companies (Cost $128,450,171)		163,363,620
Total investments in securities (Cost $128,450,171)	100.10%	163,363,620
Other assets and liabilities, net	(0.10)	(167,602)
Total net assets	100.00%	$163,196,018
Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period	% of net assets
Wells Fargo C&B Large Cap Value Portfolio	3.77%	3.90%	$903,335	$(1,214,404)	$0	$175,527	$195	$13,815,166
Wells Fargo Disciplined International Developed Markets Portfolio	0.00	6.21	2,191,360	11,701,187	67	157,301	73	12,112,574
Wells Fargo Diversified Large Cap Growth Portfolio	16.37	16.73	4,548,766	(19,137,797)	0	222,480	81	40,463,629
Wells Fargo Emerging Growth Porfolio	0.54	0.40	751,101	31,724,799	0	6,317	13	3,919,283
Wells Fargo Factor Enhanced International Portfolio	0.00	0.59	27,391	(583,775)	110	48,099	29	4,020,569
Wells Fargo Index Portfolio	3.39	3.36	3,063,447	(37,376,695)	45	477,205	335	40,564,019
Wells Fargo International Value Portfolio	1.04	2.71	(1,352,530)	(2,239,049)	204	151,099	31	8,198,971
Wells Fargo Large Company Value Portfolio	10.44	11.24	7,480,195	(2,577,118)	25	397,538	145	27,771,386
Wells Fargo Small Company Growth Portfolio	0.21	0.27	805,344	(193,595)	0	14,593	39	4,040,112
Wells Fargo Small Company Value Portfolio	5.77	1.51	304,801	(3,268,060)	0	105,049	23	8,457,911
			$18,723,210	$(23,164,507)	$451	$1,755,208	$964	$163,363,620	100.10%
See accompanying notes to portfolio of investments

Wells Fargo Diversified Equity Fund  |  1

Notes to portfolio of investments—February 28, 2021 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds employing a "multi-style" equity investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Fair valuation measurements
At February 28, 2021, the affiliated Master Portfolios were measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The aggregate value of the affiliated Master Portfolios was $163,363,620. The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Disciplined International Developed Markets Portfolio	Seeks long-term capital appreciation
Wells Fargo Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Wells Fargo Index Portfolio	Seeks to replicate the total return of the S&P 500 Index, before fees and expenses
Wells Fargo International Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation
The affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

2  |  Wells Fargo Diversified Equity Fund